Financial Instruments and Financial Risk Management - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Netting of collateral	$ 0	$ 6
Long term debt	7,986	6,851
Other comprehensive loss	(195)	(334)
Unrealized gain on net investment hedge	(9)	60
Unrealized gains (losses) on risk management contracts	21	$ (85)
Foreign Exchange Forward
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Realized gain on foreign exchange forward contracts	$ 1
Interest rate risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fixed rate debt, percent	83.00%	76.00%	76.00%
Weather related instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Unrealized gains (losses) on risk management contracts	$ (3)	$ (2)
Net investment hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long term debt			$ 300
Hedge net investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other comprehensive loss	$ (9)	$ 60